Consolidated portfolio of investments—December 31, 2023 (unaudited)
Consolidated portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 18.53%
GNMA%%	6.00%	1-22-2054	$15,755,000	$16,019,019
GNMA%%	6.50	1-22-2054	15,595,000	15,963,554
Total agency securities (Cost $31,874,556)				31,982,573
Asset-backed securities: 15.61%
ACHM Trust Series 2023-HE2 Class A144A±±	7.50	10-25-2038	579,606	594,844
ACM Auto Trust Series 2023-1A Class A144A	6.61	1-22-2030	126,529	126,456
AFN Series 2019-1A Class A2144A	4.46	5-20-2049	690,798	555,000
Apidos CLO XXXI Series 2019-31A Class DR (U.S. SOFR 3 Month+3.36%)144A±	8.76	4-15-2031	500,000	489,609
Aqua Finance Trust Series 2019-A Class A144A	3.14	7-16-2040	130,740	123,094
Aqua Finance Trust Series 2021-A Class A144A	1.54	7-17-2046	387,792	346,417
Arm Master Trust LLC Series 2023-T1 Class A144A	6.56	2-17-2025	328,000	327,845
BHG Securitization Trust Series 2021-A Class A144A	1.42	11-17-2033	264,386	249,205
Bojangles Issuer LLC Series 2020-1A Class A2144A	3.83	10-20-2050	692,662	647,215
BRSP Ltd. Series 2021-FL1 Class A (U.S. SOFR 1 Month+1.26%)144A±	6.62	8-19-2038	894,774	871,423
Cajun Global LLC Series 2021-1 Class A2144A	3.93	11-20-2051	970,000	860,610
Carlyle Global Market Strategies CLO Ltd. Series 2016-1A Class CR2 (U.S. SOFR 3 Month+3.61%)144A±	9.03	4-20-2034	1,000,000	979,772
Carlyle U.S. CLO Ltd. Series 2017-2A Class A2R (U.S. SOFR 3 Month+1.86%)144A±	7.28	7-20-2031	750,000	746,105
CFMT LLC Series 2021-HB7 Class M2144A±±	2.68	10-27-2031	1,000,000	940,770
CIFC Funding Ltd. Series 2018-1A Class B (U.S. SOFR 3 Month+1.66%)144A±	7.06	4-18-2031	1,000,000	992,517
Coinstar Funding LLC Series 2017-1A Class A2144A	5.22	4-25-2047	1,042,525	901,952
Commonbond Student Loan Trust Series 2018-CGS Class C144A	4.35	2-25-2046	66,652	57,573
CPS Auto Receivables Trust Series 2021-A Class D144A	1.16	12-15-2026	1,009,283	985,928
Driven Brands Funding, LLC Series 2019-2A Class A2144A	3.98	10-20-2049	336,000	316,275
FIGRE Trust Series 2023-HE1 Class A144A	5.85	3-25-2053	586,783	591,461
FIGRE Trust Series 2023-HE2 Class A144A±±	6.51	5-25-2053	386,814	394,394
Five Guys Holdings, Inc. Series 2023-1A Class A2144A	7.55	1-26-2054	180,000	181,115
Foundation Finance Trust Series 2019-1A Class A144A	3.86	11-15-2034	49,863	49,444
FREED Mortgage Trust Series 2022-HE1 Class A144A	7.00	10-25-2037	479,140	479,186
FS Rialto Issuer LLC Series 2021-FL3 Class B (U.S. SOFR 1 Month+1.91%)144A±	7.27	11-16-2036	1,000,000	955,152
Gracie Point International Funding Series 2022-2A Class A (30 Day Average U.S. SOFR+2.75%)144A±	8.09	7-1-2024	299,746	300,709
JFIN CLO Ltd. Series 2017-2A Class BR (U.S. SOFR 3 Month+1.86%)144A±	7.23	9-20-2029	1,000,000	993,297
Jonah Energy ABS I LLC Series 2022-1 Class A1144A	7.20	12-10-2037	583,735	586,433
Laurel Road Prime Student Loan Trust Series 2017-C Class C144A	3.29	11-25-2042	295,202	274,931
Longtrain Leasing III LLC Series 2015-1A Class A2144A	4.06	1-15-2045	1,555,563	1,491,297
Madison Park Funding XXIX Ltd. Series 2018-29A Class B (U.S. SOFR 3 Month+2.01%)144A±	7.41	10-18-2030	700,000	696,875
See accompanying consolidated notes to portfolio of investments
Allspring Income Plus Fund | 1

Consolidated portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
MF1 Ltd. Series 2021-FL7 Class C (U.S. SOFR 1 Month+2.16%)144A±	7.52%	10-16-2036	$1,000,000	$940,099
MF1 Ltd. Series 2022-FL8 Class A (U.S. SOFR 1 Month+1.35%)144A±	6.71	2-19-2037	1,000,000	982,684
MNR ABS Issuer I LLC‡	8.12	12-15-2038	305,000	306,372
Neuberger Berman Loan Advisers CLO 25 Ltd. Series 2017- 25A Class BR (U.S. SOFR 3 Month+1.61%)144A±	7.01	10-18-2029	250,000	246,267
Octane Receivables Trust Series 2020-1A Class B144A	1.98	6-20-2025	221,322	220,551
Octane Receivables Trust Series 2023-1A Class A144A	5.87	5-21-2029	123,958	124,198
Octane Receivables Trust Series 2023-1A Class B144A	5.96	7-20-2029	160,000	160,606
OnDeck Asset Securitization Trust III LLC Series 2021-1A Class A144A	1.59	5-17-2027	725,000	709,258
Pagaya AI Debt Selection Trust Series 2021-3 Class B144A	1.74	5-15-2029	805,834	797,019
Pagaya AI Debt Trust Series 2023-1 Class A144A	7.56	7-15-2030	1,082,576	1,087,240
SMB Private Education Loan Trust Series 2015-C Class C144A	4.50	9-17-2046	970,000	911,981
SoFi Professional Loan Program LLC Series 2017-E Class B144A	3.49	11-26-2040	240,898	231,906
Store Master Funding I-VII XIV XIX XX XXIV Series 2023-1A Class A1144A	6.19	6-20-2053	498,542	505,033
Taco Bell Funding LLC Series 2021-1A Class A2I144A	1.95	8-25-2051	776,175	695,612
Wingstop Funding LLC Series 2020-1A Class A2144A	2.84	12-5-2050	354,600	318,884
Zaxby’s Funding LLC Series 2021-1A Class A2144A	3.24	7-30-2051	684,250	593,010
Total asset-backed securities (Cost $27,941,830)				26,937,624

	Shares
Common stocks: 0.04%
Consumer discretionary: 0.04%
Hotels, restaurants & leisure: 0.04%
Royal Caribbean Cruises Ltd.†	535	69,277
Total common stocks (Cost $62,135)		69,277

			Principal
Corporate bonds and notes: 21.84%
Basic materials: 0.43%
Chemicals: 0.43%
Westlake Corp.	1.63	7-17-2029	$750,000	741,164
Communications: 2.54%
Advertising: 0.15%
Clear Channel Outdoor Holdings, Inc.144A	9.00	9-15-2028	250,000	260,866
Internet: 0.67%
Arches Buyer, Inc.144A	6.13	12-1-2028	500,000	432,500
Cablevision Lightpath LLC144A	5.63	9-15-2028	100,000	78,811
MercadoLibre, Inc.	3.13	1-14-2031	750,000	642,348
				1,153,659
See accompanying consolidated notes to portfolio of investments
2 | Allspring Income Plus Fund

Consolidated portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media: 1.72%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25%	1-15-2034	$575,000	$467,261
Charter Communications Operating LLC/Charter Communications Operating Capital	6.48	10-23-2045	180,000	176,870
CSC Holdings LLC144A	4.63	12-1-2030	500,000	301,060
CSC Holdings LLC144A	5.75	1-15-2030	250,000	155,625
DISH Network Corp.144A	11.75	11-15-2027	245,000	255,745
Gray Escrow II, Inc.144A	5.38	11-15-2031	750,000	565,874
Nexstar Media, Inc.144A	5.63	7-15-2027	200,000	193,390
Scripps Escrow II, Inc.144A	5.38	1-15-2031	545,000	399,975
Scripps Escrow, Inc.144A	5.88	7-15-2027	125,000	111,054
Sirius XM Radio, Inc.144A	5.50	7-1-2029	350,000	338,391
				2,965,245
Consumer, cyclical: 2.43%
Airlines: 0.54%
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.144A	8.00	9-20-2025	140,000	100,683
U.S. Airways Pass-Through Trust Series 2013-1 Class A	3.95	11-15-2025	682,545	652,094
United Airlines Pass-Through Trust Series 2020-1 Class A	5.88	10-15-2027	174,685	176,857
				929,634
Apparel: 0.23%
Crocs, Inc.144A	4.13	8-15-2031	200,000	169,239
Tapestry, Inc.	7.85	11-27-2033	220,000	234,714
				403,953
Auto manufacturers: 0.52%
Ford Motor Credit Co. LLC	4.39	1-8-2026	175,000	170,169
Ford Motor Credit Co. LLC	5.11	5-3-2029	275,000	267,417
General Motors Financial Co., Inc. Series C (5 Year Treasury Constant Maturity+5.00%)ʊ±	5.70	9-30-2030	500,000	461,745
				899,331
Auto parts & equipment: 0.05%
Adient Global Holdings Ltd.144A	3.50	8-15-2024	76,969	84,083
Entertainment: 0.20%
CDI Escrow Issuer, Inc.144A	5.75	4-1-2030	350,000	341,247
Home builders: 0.08%
Taylor Morrison Communities, Inc.144A	5.13	8-1-2030	135,000	130,596
Retail: 0.81%
LSF9 Atlantis Holdings LLC/Victra Finance Corp.144A	7.75	2-15-2026	500,000	479,627
Michaels Cos., Inc.144A	7.88	5-1-2029	345,000	217,209
NMG Holding Co., Inc./Neiman Marcus Group LLC144A	7.13	4-1-2026	735,000	706,296
				1,403,132
See accompanying consolidated notes to portfolio of investments
Allspring Income Plus Fund | 3

Consolidated portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, non-cyclical: 2.21%
Biotechnology: 0.03%
Amgen, Inc.	5.75%	3-2-2063	$50,000	$52,457
Commercial services: 1.22%
Allied Universal Holdco LLC/Allied Universal Finance Corp.144A	6.00	6-1-2029	650,000	529,941
Global Payments, Inc.	5.95	8-15-2052	15,000	15,285
MPH Acquisition Holdings LLC144A	5.75	11-1-2028	290,000	235,592
PECF USS Intermediate Holding III Corp.144A	8.00	11-15-2029	200,000	102,000
Sabre Global, Inc.144A	8.63	6-1-2027	17,000	15,470
Sabre Global, Inc.144A	11.25	12-15-2027	750,000	736,897
Upbound Group, Inc.144A	6.38	2-15-2029	500,000	469,255
				2,104,440
Food: 0.16%
B&G Foods, Inc.	5.25	9-15-2027	300,000	272,537
Healthcare-products: 0.50%
Danaher Corp.	2.50	3-30-2030	800,000	857,162
Healthcare-services: 0.30%
Star Parent, Inc.144A	9.00	10-1-2030	500,000	526,927
Energy: 2.75%
Energy-alternate sources: 0.29%
Enviva Partners LP/Enviva Partners Finance Corp.144A	6.50	1-15-2026	320,000	157,594
TerraForm Power Operating LLC144A	4.75	1-15-2030	369,000	343,170
				500,764
Oil & gas: 1.16%
Aethon United BR LP/Aethon United Finance Corp.144A	8.25	2-15-2026	600,000	603,000
Encino Acquisition Partners Holdings LLC144A	8.50	5-1-2028	280,000	275,800
Hilcorp Energy I LP/Hilcorp Finance Co.144A	5.75	2-1-2029	55,000	53,113
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00	2-1-2031	555,000	534,959
Occidental Petroleum Corp.	6.45	9-15-2036	420,000	444,361
Southwestern Energy Co.	4.75	2-1-2032	100,000	92,521
				2,003,754
Oil & gas services: 0.50%
Bristow Group, Inc.144A	6.88	3-1-2028	500,000	480,038
Oceaneering International, Inc.	6.00	2-1-2028	400,000	387,712
				867,750
Pipelines: 0.80%
Buckeye Partners LP	5.85	11-15-2043	100,000	81,010
EnLink Midstream Partners LP	5.05	4-1-2045	115,000	95,162
Rockies Express Pipeline LLC144A	6.88	4-15-2040	340,000	332,624
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	95,000	88,307
See accompanying consolidated notes to portfolio of investments
4 | Allspring Income Plus Fund

Consolidated portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pipelines(continued)
Venture Global Calcasieu Pass LLC144A	6.25%	1-15-2030	$375,000	$372,971
Venture Global LNG, Inc.144A	8.38	6-1-2031	400,000	399,793
				1,369,867
Financial: 7.83%
Banks: 2.79%
Bank of America Corp. (U.S. SOFR+1.33%)±	2.97	2-4-2033	600,000	510,492
Bank of America Corp. Series DD (U.S. SOFR 3 Month+4.81%)ʊ±	6.30	3-10-2026	265,000	265,663
Citigroup, Inc. Series X (5 Year Treasury Constant Maturity+3.42%)ʊ±	3.88	2-18-2026	425,000	376,263
Goldman Sachs Group, Inc. Series T (5 Year Treasury Constant Maturity+2.97%)ʊ±	3.80	5-10-2026	550,000	489,795
JPMorgan Chase & Co. Series HH (U.S. SOFR 3 Month+3.13%)ʊ±	4.60	2-1-2025	500,000	482,160
JPMorgan Chase & Co. Series Q (U.S. SOFR 3 Month+3.51%)ʊ±	8.89	2-1-2024	350,000	352,040
JPMorgan Chase & Co. Series R (U.S. SOFR 3 Month+3.56%)ʊ±	8.94	2-1-2024	100,000	100,875
Morgan Stanley (U.S. SOFR+1.29%)±	2.94	1-21-2033	1,500,000	1,275,988
PNC Financial Services Group, Inc. Series S (U.S. SOFR 3 Month+3.56%)ʊ±	5.00	11-1-2026	250,000	233,661
PNC Financial Services Group, Inc. Series W (7 Year Treasury Constant Maturity+2.81%)ʊ±	6.25	3-15-2030	250,000	233,042
Santander Holdings USA, Inc. (U.S. SOFR+3.28%)±	7.66	11-9-2031	460,000	497,767
				4,817,746
Diversified financial services: 0.64%
Enact Holdings, Inc.144A	6.50	8-15-2025	400,000	398,760
PRA Group, Inc.144A	5.00	10-1-2029	665,000	548,768
Toll Road Investors Partnership II LP Series 1999-B144A¤	0.00	2-15-2027	200,000	160,498
				1,108,026
Insurance: 2.25%
Arthur J Gallagher & Co.	6.75	2-15-2054	175,000	204,186
AssuredPartners, Inc.144A	5.63	1-15-2029	700,000	653,484
BroadStreet Partners, Inc.144A	5.88	4-15-2029	750,000	700,087
Guardian Life Insurance Co. of America144A	4.85	1-24-2077	200,000	170,307
MetLife, Inc.	6.40	12-15-2036	1,200,000	1,237,524
OneAmerica Financial Partners, Inc.144A	4.25	10-15-2050	45,000	32,369
Prudential Financial, Inc. (5 Year Treasury Constant Maturity+3.04%)±	3.70	10-1-2050	270,000	234,074
Reinsurance Group of America, Inc.	6.00	9-15-2033	250,000	262,124
RGA Global Funding144A	6.00	11-21-2028	370,000	383,621
				3,877,776
Investment Companies: 0.52%
Owl Rock Capital Corp.	2.63	1-15-2027	1,000,000	901,063
See accompanying consolidated notes to portfolio of investments
Allspring Income Plus Fund | 5

Consolidated portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal		Value
REITS: 1.63%
Brandywine Operating Partnership LP	7.80%	3-15-2028		$485,000	$490,456
EPR Properties	3.75	8-15-2029		500,000	439,692
GLP Capital LP/GLP Financing II, Inc.	4.00	1-15-2031		1,000,000	900,633
Invitation Homes Operating Partnership LP	5.45	8-15-2030		210,000	211,632
Tanger Properties LP	2.75	9-1-2031		500,000	402,032
WEA Finance LLC/Westfield U.K. & Europe Finance PLC144A	4.75	9-17-2044		500,000	356,855
					2,801,300
Industrial: 0.98%
Aerospace/defense: 0.42%
RTX Corp.	6.00	3-15-2031		240,000	255,670
Spirit AeroSystems, Inc.144A	9.38	11-30-2029		425,000	465,067
					720,737
Building materials: 0.29%
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028		500,000	507,515
Packaging & containers: 0.27%
Clydesdale Acquisition Holdings, Inc.144A	8.75	4-15-2030		500,000	466,183
Technology: 0.88%
Software: 0.88%
AthenaHealth Group, Inc.144A	6.50	2-15-2030		700,000	635,024
Oracle Corp.	6.90	11-9-2052		750,000	880,254
					1,515,278
Utilities: 1.79%
Electric: 1.79%
Duke Energy Corp.	3.10	6-15-2028		200,000	217,500
Duke Energy Corp.	3.85	6-15-2034		400,000	436,335
NRG Energy, Inc.144A	4.45	6-15-2029		1,500,000	1,415,317
NSG Holdings LLC/NSG Holdings, Inc.144A	7.75	12-15-2025		4,531	4,491
Oglethorpe Power Corp.	4.25	4-1-2046		400,000	320,778
PG&E Corp.	5.25	7-1-2030		400,000	385,818
Southern Co. Series B (5 Year Treasury Constant Maturity+3.73%)±	4.00	1-15-2051		330,000	313,778
					3,094,017
Total corporate bonds and notes (Cost $38,809,269)					37,678,209
Foreign corporate bonds and notes: 9.78%
Communications: 1.77%
Media: 0.37%
Tele Columbus AG144A	3.88	5-2-2025	EUR	510,000	356,388
Ziggo Bond Co. BV144A	3.38	2-28-2030	EUR	300,000	279,043
					635,431
Telecommunications: 1.40%
British Telecommunications PLC (UK Gilts 5 Year+3.82%)±	8.38	12-20-2083	GBP	500,000	671,958
See accompanying consolidated notes to portfolio of investments
6 | Allspring Income Plus Fund

Consolidated portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal		Value
Telecommunications(continued)
SES SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.19%)ʊ±	2.88%	5-27-2026	EUR	575,000	$576,159
Telecom Italia SpA	6.88	2-15-2028	EUR	1,000,000	1,173,172
					2,421,289
Consumer, cyclical: 2.57%
Auto parts & equipment: 0.28%
Forvia SE	7.25	6-15-2026	EUR	416,000	486,224
Distribution/wholesale: 0.66%
Azelis Finance NV144A	5.75	3-15-2028	EUR	1,000,000	1,139,939
Entertainment: 1.25%
Cirsa Finance International Sarl144A	10.38	11-30-2027	EUR	750,000	901,966
International Game Technology PLC144A	3.50	6-15-2026	EUR	350,000	383,288
Universal Music Group NV	4.00	6-13-2031	EUR	750,000	865,259
					2,150,513
Leisure time: 0.38%
Pinnacle Bidco PLC144A	10.00	10-11-2028	GBP	500,000	661,135
Consumer, non-cyclical: 2.12%
Agriculture: 0.43%
BAT International Finance PLC	2.25	1-16-2030	EUR	750,000	735,979
Commercial services: 0.36%
Prosegur Cash SA	1.38	2-4-2026	EUR	400,000	422,646
Verisure Holding AB144A	9.25	10-15-2027	EUR	175,000	207,250
					629,896
Food: 0.90%
Casino Guichard Perrachon SA	3.58	2-7-2025	EUR	400,000	2,208
Iceland Bondco PLC144A	4.38	5-15-2028	GBP	1,000,000	1,061,146
Sigma Holdco BV144A	5.75	5-15-2026	EUR	500,000	492,961
					1,556,315
Pharmaceuticals: 0.43%
Bayer AG (EURIBOR ICE Swap Rate 11:00am+2.65%)±	2.38	11-12-2079	EUR	700,000	740,696
Financial: 2.31%
Banks: 1.75%
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.90%)ʊ±	4.75	9-22-2027	EUR	500,000	502,849
Banco de Credito Social Cooperativo SA (EURIBOR ICE Swap Rate 11:00am+4.27%)±	7.50	9-14-2029	EUR	400,000	462,499
Banco de Sabadell SA (EURIBOR ICE Swap Rate 11:00am+2.40%)±	5.50	9-8-2029	EUR	500,000	573,861
Deutsche Bank AG (3 Month EURIBOR+2.95%)±	5.00	9-5-2030	EUR	700,000	797,464
See accompanying consolidated notes to portfolio of investments
Allspring Income Plus Fund | 7

Consolidated portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal		Value
Banks(continued)
Deutsche Pfandbriefbank AG (EURIBOR ICE Swap Rate 11:00am+2.75%)±	4.68%	6-28-2027	EUR	400,000	$322,062
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am+1.60%)±	1.38	6-17-2033	EUR	400,000	360,153
					3,018,888
Real estate: 0.30%
Aedas Homes Opco SLU144A	4.00	8-15-2026	EUR	500,000	520,418
REITS: 0.26%
Unibail Rodamco Westfield (EURIBOR ICE Swap Rate 11:00am+4.00%)ʊ±	7.25	7-3-2028	EUR	400,000	441,182
Government securities: 0.44%
Multi-national: 0.44%
Asian Development Bank	6.20	10-6-2026	INR	18,450,000	219,501
International Finance Corp.	6.30	11-25-2024	INR	45,000,000	538,126
					757,627
Industrial: 0.57%
Engineering & construction: 0.28%
Cellnex Finance Co. SA	2.00	9-15-2032	EUR	500,000	471,959
Packaging & containers: 0.29%
Canpack SA/Canpack U.S. LLC144A	2.38	11-1-2027	EUR	500,000	502,628
Total foreign corporate bonds and notes (Cost $17,945,300)					16,870,119
Foreign government bonds: 12.83%
Australia: 1.86%
Australia Government Bond##	3.00	11-21-2033	AUD	2,500,000	1,570,193
Australia Government Bonds##	2.75	11-21-2028	AUD	2,500,000	1,635,915
					3,206,108
Brazil: 2.11%
Brazil¤	0.00	1-1-2024	BRL	7,000,000	1,441,041
Brazil¤##	0.00	7-1-2024	BRL	8,000,000	1,567,231
Brazil	10.00	1-1-2027	BRL	3,100,000	640,559
					3,648,831
France: 1.98%
French Republic##	0.75	2-25-2028	EUR	3,280,000	3,411,731
Indonesia: 0.51%
Indonesia	6.50	6-15-2025	IDR	13,500,000,000	876,899
Malaysia: 0.92%
Malaysia##	3.88	3-14-2025	MYR	7,255,000	1,588,976
See accompanying consolidated notes to portfolio of investments
8 | Allspring Income Plus Fund

Consolidated portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal		Value
Spain: 1.44%
Spain¤##	0.00%	1-31-2028	EUR	2,495,000	$2,487,411
United Kingdom: 4.01%
U.K. Gilts##	3.25	1-31-2033	GBP	5,550,000	6,919,275
Total foreign government bonds (Cost $21,635,862)					22,139,231

	Shares
Investment companies: 2.63%
Exchange-traded funds: 2.63%
SPDR Portfolio High Yield Bond ETF	61,701	1,442,569
VanEck J. P. Morgan EM Local Currency Bond ETF	46,200	1,171,170
Xtrackers USD High Yield Corporate Bond ETF	54,208	1,927,095
Total investment companies (Cost $4,646,117)		4,540,834

			Principal
Loans: 2.24%
Communications: 0.23%
Media: 0.23%
DirecTV Financing LLC (U.S. SOFR 3 Month+5.00%)±	10.65	8-2-2027	$319,000	318,643
Gray Television, Inc. (U.S. SOFR 1 Month+2.50%)±	7.96	1-2-2026	84,964	84,752
				403,395
Consumer, cyclical: 0.43%
Airlines: 0.43%
American Airlines, Inc. (U.S. SOFR 3 Month+4.75%)±	10.43	4-20-2028	239,400	245,610
Mileage Plus Holdings LLC (U.S. SOFR 3 Month+5.25%)±	10.77	6-21-2027	472,500	488,026
				733,636
Consumer, non-cyclical: 0.58%
Commercial services: 0.50%
Geo Group, Inc. (U.S. SOFR 1 Month+7.13%)±	12.48	3-23-2027	505,729	515,029
MPH Acquisition Holdings LLC (U.S. SOFR 3 Month+4.25%)±	9.90	9-1-2028	202,727	194,922
PECF USS Intermediate Holding III Corp. (U.S. SOFR 3 Month+4.25%)±	9.89	12-15-2028	199,493	154,565
				864,516
Healthcare-services: 0.08%
Surgery Center Holdings, Inc. (U.S. SOFR 1 Month+3.50%)±	8.86	12-19-2030	139,020	139,426
Energy: 0.38%
Pipelines: 0.38%
AL NGPL Holdings LLC (U.S. SOFR 3 Month+3.75%)±	9.21	4-13-2028	350,341	350,124
GIP II Blue Holding LP (U.S. SOFR 1 Month+4.50%)±	9.97	9-29-2028	301,138	302,017
				652,141
See accompanying consolidated notes to portfolio of investments
Allspring Income Plus Fund | 9

Consolidated portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financial: 0.04%
Insurance: 0.04%
Asurion LLC (U.S. SOFR 1 Month+5.25%)±	10.61%	1-31-2028	$75,000	$71,312
Industrial: 0.58%
Machinery-diversified: 0.58%
TK Elevator U.S. Newco, Inc. (U.S. SOFR 6 Month+3.50%)±	9.38	7-30-2027	1,006,157	1,007,415
Total loans (Cost $3,821,453)				3,871,841
Municipal obligations: 0.02%
Illinois: 0.02%
GO revenue: 0.02%
City of Chicago Taxable Project Series E	6.05	1-1-2029	40,000	40,119
Total municipal obligations (Cost $41,008)				40,119
Non-agency mortgage-backed securities: 7.26%
Brean Asset-Backed Securities Trust Series 2021-RM2 Class A144A±±	1.75	10-25-2061	859,897	772,343
BX Trust Series 2019-OC11 Class D144A±±	3.94	12-9-2041	500,000	435,183
BX Trust Series 2021-ARIA Class D (U.S. SOFR 1 Month+2.01%)144A±	7.37	10-15-2036	550,000	523,765
BX Trust Series 2022-CLS Class C144A	6.79	10-13-2027	750,000	676,966
CFCRE Commercial Mortgage Trust Series 2016-C7 Class AM	4.16	12-10-2054	400,000	370,782
COLT Mortgage Loan Trust Series 2022-7 Class A1144A	5.16	4-25-2067	404,446	394,051
FREMF Mortgage Trust Series 2020-KF76 Class B (30 Day Average U.S. SOFR+2.86%)144A±	8.20	1-25-2030	177,414	165,119
GS Mortgage Securities Corp. Trust Series 2018-LUAU Class B (U.S. SOFR 1 Month+1.70%)144A±	7.06	11-15-2032	1,600,000	1,570,276
Hudsons Bay Simon JV Trust Series 2015-HB10 Class A10144A	4.15	8-5-2034	535,000	471,262
Imperial Fund Mortgage Trust Series 2022-NQM3 Class A3144A±±	4.45	5-25-2067	1,130,000	939,560
JP Morgan Mortgage Trust Series 2017-6 Class B5144A±±	3.78	12-25-2048	430,235	318,171
Med Trust Series 2021-MDLN Class B (U.S. SOFR 1 Month+1.56%)144A±	6.93	11-15-2038	995,224	975,236
MFA Trust Series 2020-NQM3 Class M1144A±±	2.65	1-26-2065	1,000,000	830,933
MFA Trust Series 2021-NQM1 Class A1144A±±	1.15	4-25-2065	76,689	69,619
Morgan Stanley Capital I Trust Series 2014-150E Class A144A	3.91	9-9-2032	1,195,000	981,619
RCKT Mortgage Trust Series 2023-CES3 Class A1A144A±±	7.11	11-25-2043	580,778	592,197
Residential Mortgage Loan Trust Series 2019-3 Class A3144A±±	3.04	9-25-2059	99,348	95,997
SFAVE Commercial Mortgage Securities Trust Series 2015- 5AVE Class D144A±±	4.39	1-5-2043	700,000	378,720
TRK Trust Series 2021-INV2 Class A2144A±±	2.12	11-25-2056	762,416	640,176
Verus Securitization Trust Series 2021-2 Class A1144A±±	1.03	2-25-2066	83,351	71,933
See accompanying consolidated notes to portfolio of investments
10 | Allspring Income Plus Fund

Consolidated portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
Verus Securitization Trust Series 2021-8 Class A2144A±±	2.29%	11-25-2066	$1,120,282	$947,565
Verus Securitization Trust Series 2021-R3 Class A2144A±±	1.28	4-25-2064	332,858	296,413
Total non-agency mortgage-backed securities (Cost $13,984,519)				12,517,886
U.S. Treasury securities: 3.06%
U.S. Treasury Bonds##	1.88	11-15-2051	605,000	382,473
U.S. Treasury Bonds##	2.25	2-15-2052	3,485,000	2,415,813
U.S. Treasury Bonds##	2.38	5-15-2051	45,000	32,112
U.S. Treasury Bonds##	3.00	2-15-2049	150,000	122,057
U.S. Treasury Bonds##	3.25	5-15-2042	295,000	258,816
U.S. Treasury Bonds##	4.00	11-15-2052	35,000	34,532
U.S. Treasury Bonds##	4.13	8-15-2053	515,000	520,552
U.S. Treasury Notes##	3.88	8-15-2033	750,000	749,063
U.S. Treasury Notes##	4.63	9-30-2028	745,000	768,980
Total U.S. Treasury securities (Cost $5,815,186)				5,284,398
Yankee corporate bonds and notes: 8.58%
Basic materials: 0.11%
Chemicals: 0.11%
Braskem Netherlands Finance BV144A	7.25	2-13-2033	235,000	197,890
Communications: 0.19%
Internet: 0.19%
Prosus NV144A	4.03	8-3-2050	500,000	328,046
Consumer, cyclical: 0.63%
Airlines: 0.25%
VistaJet Malta Finance PLC/Vista Management Holding, Inc.144A	9.50	6-1-2028	500,000	423,151
Leisure time: 0.38%
Carnival Corp.144A	10.50	6-1-2030	600,000	656,280
Consumer, non-cyclical: 0.75%
Beverages: 0.53%
Coca-Cola Icecek AS144A	4.50	1-20-2029	1,000,000	916,620
Pharmaceuticals: 0.22%
Teva Pharmaceutical Finance Netherlands III BV	8.13	9-15-2031	350,000	381,703
Energy: 1.74%
Oil & gas: 0.60%
Borr IHC Ltd./Borr Finance LLC144A	10.00	11-15-2028	500,000	520,000
BP Capital Markets PLC (5 Year Treasury Constant Maturity+4.40%)ʊ±	4.88	3-22-2030	325,000	308,684
Petroleos Mexicanos	6.70	2-16-2032	250,000	207,445
				1,036,129
See accompanying consolidated notes to portfolio of investments
Allspring Income Plus Fund | 11

Consolidated portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pipelines: 1.14%
Enbridge, Inc.	5.70%	3-8-2033	$1,000,000	$1,039,397
Enbridge, Inc. Series 20-A (5 Year Treasury Constant Maturity+5.31%)±	5.75	7-15-2080	1,000,000	922,500
				1,961,897
Financial: 4.58%
Banks: 3.65%
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.64%)144Aʊ±	5.88	1-24-2027	750,000	689,167
BNP Paribas SA (5 Year Treasury Constant Maturity+4.90%)144Aʊ±	7.75	8-16-2029	400,000	408,308
Credit Agricole SA (USD Swap Semi Annual (vs. 3Month LIBOR) 5 Year+6.19%)144Aʊ±	8.13	12-23-2025	1,000,000	1,018,424
Deutsche Bank AG (USD ICE Swap Rate 11:00am NY 5 Year+2.55%)±	4.88	12-1-2032	275,000	256,391
HSBC Holdings PLC (U.S. SOFR 3 Month+1.87%)±	3.97	5-22-2030	590,000	551,055
Intesa Sanpaolo SpA144A	5.71	1-15-2026	635,000	631,818
NatWest Group PLC (5 Year Treasury Constant Maturity+5.63%)ʊ±	6.00	12-29-2025	400,000	386,723
Societe Generale SA (1 Year Treasury Constant Maturity+3.20%)144A±	6.22	6-15-2033	1,000,000	998,150
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	200,000	180,144
UBS Group AG (U.S. SOFR+5.02%)144A±	9.02	11-15-2033	500,000	614,618
Unicredit SpA (5 Year Treasury Constant Maturity+4.75%)144A±	5.46	6-30-2035	600,000	564,287
				6,299,085
Diversified financial services: 0.25%
Castlelake Aviation Finance DAC144A	5.00	4-15-2027	175,000	163,829
CI Financial Corp.	4.10	6-15-2051	415,000	243,472
Unifin Financiera SAB de CV144A†	9.88	1-28-2029	600,000	20,250
				427,551
Insurance: 0.22%
Swiss Re Finance Luxembourg SA (5 Year Treasury Constant Maturity+3.58%)144A±	5.00	4-2-2049	400,000	382,000
Private equity: 0.46%
Brookfield Finance, Inc.	6.35	1-5-2034	750,000	797,840
Government securities: 0.10%
Multi-national: 0.10%
African Export-Import Bank144A	3.80	5-17-2031	200,000	169,253
Industrial: 0.15%
Trucking & leasing: 0.15%
Fly Leasing Ltd.144A	7.00	10-15-2024	265,000	255,725
See accompanying consolidated notes to portfolio of investments
12 | Allspring Income Plus Fund

Consolidated portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities: 0.33%
Electric: 0.33%
Comision Federal de Electricidad144A	3.35%	2-9-2031	$200,000	$166,487
Comision Federal de Electricidad144A	3.88	7-26-2033	500,000	404,959
				571,446
Total yankee corporate bonds and notes (Cost $15,897,180)				14,804,616
Yankee government bonds: 2.14%
Argentina: 0.34%
Provincia de Cordoba144A	6.88	12-10-2025	169,651	153,566
Provincia de Cordoba (PIK at 6.88%)144A¥	6.88	2-1-2029	557,619	432,020
				585,586
Bahamas: 0.40%
Bahamas144A	6.00	11-21-2028	785,000	690,800
Bermuda: 0.12%
Bermuda144A	5.00	7-15-2032	200,000	198,400
Colombia: 0.65%
Colombia	8.00	11-14-2035	500,000	546,740
Colombia	7.50	2-2-2034	550,000	580,265
				1,127,005
Dominican Republic: 0.45%
Dominican Republic144A	4.50	1-30-2030	200,000	184,000
Dominican Republic144A	4.88	9-23-2032	200,000	181,830
Dominican Republic144A	5.50	2-22-2029	200,000	195,250
Dominican Republic144A	7.05	2-3-2031	200,000	210,000
				771,080
Oman: 0.18%
Oman144A	6.25	1-25-2031	300,000	315,405
Total yankee government bonds (Cost $3,656,546)				3,688,276

	Yield	Shares
Short-term investments: 10.69%
Investment companies: 4.91%
Allspring Government Money Market Fund Select Class♠∞*##	5.28	8,467,633	8,467,633

Principal
U.S. Treasury securities: 5.78%
U.S. Treasury Bills☼	0.00	1-2-2024	$2,500,000	2,500,000
See accompanying consolidated notes to portfolio of investments
Allspring Income Plus Fund | 13

Consolidated portfolio of investments—December 31, 2023 (unaudited)

		Yield	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Bills☼		4.70%	1-18-2024	$2,500,000	$2,494,132
U.S. Treasury Bills☼		4.82	1-23-2024	5,000,000	4,984,634
					9,978,766
Total short-term investments (Cost $18,446,425)					18,446,399
Total investments in securities (Cost $204,577,386)	115.25%				198,871,402
Other assets and liabilities, net	(15.25)				(26,308,583)
Total net assets	100.00%				$172,562,819

%%	The security is purchased on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.
‡	Security is valued using significant unobservable inputs.
†	Non-income-earning security
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
¤	The security is issued in zero coupon form with no periodic interest payments.
##	All or a portion of this security is segregated as collateral for when-issued securities.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
*	A portion of the holding represents an investment held in Income Plus Special Investments (Cayman) Ltd., the consolidated entity.
☼	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:
AUD	Australian dollar
BRL	Brazilian real
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	Great British pound
GNMA	Government National Mortgage Association
GO	General obligation
IDR	Indonesian rupiah
INR	Indian rupee
LIBOR	London Interbank Offered Rate
MYR	Malaysian ringgit
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$9,086,155	$33,256,242	$(33,874,764)	$0	$0	$8,467,633	8,467,633	$88,556
See accompanying consolidated notes to portfolio of investments
14 | Allspring Income Plus Fund

Consolidated portfolio of investments—December 31, 2023 (unaudited)

Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	1,644,660	AUD	2,400,000	Morgan Stanley, Inc.	4-2-2024	$4,820	$0
USD	22,349,286	EUR	20,364,000	Citibank N.A.	4-2-2024	0	(212,885)
USD	8,512,465	GBP	6,726,000	Citibank N.A.	4-2-2024	0	(64,492)
USD	512,715	IDR	7,950,000,000	Morgan Stanley, Inc.	4-2-2024	0	(3,090)
JPY	48,000,000	USD	339,432	Citibank N.A.	4-2-2024	5,711	0
USD	1,566,524	MYR	7,300,000	Morgan Stanley, Inc.	4-2-2024	0	(31,535)
						$10,531	$(312,002)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Ultra Long Term U.S. Treasury Bond	6	3-19-2024	$768,574	$801,563	$32,989	$0
2-Year U.S. Treasury Notes	218	3-28-2024	44,442,284	44,889,266	446,982	0
5-Year U.S. Treasury Notes	106	3-28-2024	11,306,075	11,529,984	223,909	0
Short
10-Year Euro BUND Futures	(41)	3-7-2024	(6,058,704)	(6,210,846)	0	(152,142)
10-Year Japanese Bond	(8)	3-13-2024	(8,282,270)	(8,323,972)	0	(41,702)
Ultra 10-Year U.S. Treasury Notes	(10)	3-19-2024	(1,180,920)	(1,180,156)	764	0
					$704,644	$(193,844)
Centrally cleared credit default swap contracts
Reference index	Fixed rate received	Payment frequency	Maturity date	Notional amount		Value	Premiums paid (received)	Unrealized gains	Unrealized losses
Buy Protection
Markit iTraxx Europe Crossover *	5.00%	Quarterly	6-20-2026	EUR	2,959,800	$275,723	$225,349	$50,374	$0
Markit iTraxx Europe Crossover *	5.00	Quarterly	12-20-2028	EUR	4,875,000	438,397	280,179	158,218	0
Sell Protection
CDX.NA.HY.S41 *	5.00	Quarterly	12-20-2028	USD	2,386,000	143,470	47,051	96,419	0
Markit CDX Emerging Markets Index *	1.00	Quarterly	6-20-2026	USD	920,000	(3,218)	(13,211)	9,993	0
Markit iTraxx Europe Subordinated Financial Index *	1.00	Quarterly	6-20-2026	EUR	10,500,000	108,421	(20,544)	128,965	0
								$443,969	$0

*	A portion of the holding represents an investment held in Income Plus Special Investments (Cayman) Ltd., the consolidated entity.
See accompanying consolidated notes to portfolio of investments
Allspring Income Plus Fund | 15

Notes to consolidated portfolio of investments—December 31, 2023 (unaudited)
Notes to consolidated portfolio of investments
Investment in subsidiary
The Fund invests in Income Plus Special Investment (Cayman) Ltd. (the “Subsidiary”), a wholly-owned subsidiary incorporated on July 11, 2019 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of December 31, 2023, the Subsidiary had $7,886,968 invested in swap contracts and cash equivalents and had $1,462,819 in cash segregated at the broker for the swap contracts which in the aggregate represented 110.31% of its net assets. The Fund is the sole shareholder of the Subsidiary. As of  December 31, 2023, the Fund held $8,475,781 in the Subsidiary, representing 4.91% of the Fund’s net assets prior to consolidation.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce
16 | Allspring Income Plus Fund

Notes to consolidated portfolio of investments—December 31, 2023 (unaudited)
compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter market or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.
The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities.  Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) on centrally cleared swaps. Payments received from (paid to) the counterparty are recorded as realized gains (losses) when the contract is closed.
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
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Notes to consolidated portfolio of investments—December 31, 2023 (unaudited)
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
18 | Allspring Income Plus Fund

Notes to consolidated portfolio of investments—December 31, 2023 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$31,982,573	$0	$31,982,573
Asset-backed securities	0	26,631,252	306,372	26,937,624
Common stocks
Consumer discretionary	69,277	0	0	69,277
Corporate bonds and notes	0	37,678,209	0	37,678,209
Foreign corporate bonds and notes	0	16,870,119	0	16,870,119
Foreign government bonds	0	22,139,231	0	22,139,231
Investment companies	4,540,834	0	0	4,540,834
Loans	0	3,871,841	0	3,871,841
Municipal obligations	0	40,119	0	40,119
Non-agency mortgage-backed securities	0	12,517,886	0	12,517,886
U.S. Treasury securities	5,284,398	0	0	5,284,398
Yankee corporate bonds and notes	0	14,804,616	0	14,804,616
Yankee government bonds	0	3,688,276	0	3,688,276
Short-term investments
Investment companies	8,467,633	0	0	8,467,633
U.S. Treasury securities	9,978,766	0	0	9,978,766
	28,340,908	170,224,122	306,372	198,871,402
Forward foreign currency contracts	0	10,531	0	10,531
Futures contracts	704,644	0	0	704,644
Swap contracts	0	443,969	0	443,969
Total assets	$29,045,552	$170,678,622	$306,372	$200,030,546
Liabilities
Forward foreign currency contracts	$0	$312,002	$0	$312,002
Futures contracts	193,844	0	0	193,844
Total liabilities	$193,844	$312,002	$0	$505,846
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Consolidated Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Consolidated Portfolio of Investments
As of December 31, 2023, $ 1,459,000  was segregated as cash collateral for these open futures contracts and $1,462,819  was segregated as cash collateral for swap contracts.  The Fund also had $1,010,000 segregated as cash collateral for open forward foreign currency contracts.
At December 31, 2023, the Fund had no material transfers into/out of Level 3.
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